Valuation Allowances (Location of Valuation Allowances in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 5,490	¥ 5,593
Valuation allowances, deducted from the related receivables	1,729	1,911
Total	7,219	7,504	¥ 7,507	¥ 7,714
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	39	103
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables		13
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 1,690	¥ 1,795